Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt Securities [Member] - CHF (SFr) SFr in Millions	Jun. 30, 2019	Dec. 31, 2018
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 744
Due from 1 to 5 years, amortized cost	2
Due from 5 to 10 years, amortized cost	610
Total, amortized cost	1,356	SFr 1,472
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	746
Due from 1 to 5 years, fair value	2
Due from 5 to 10 years, fair value	650
Total, fair value	SFr 1,398	1,479
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.80%
Due from 1 to 5 years, average yield (as a percent)	3.50%
Due from 5 to 10 years, average yield (as a percent)	0.85%
Total, average yield (as a percent)	0.83%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 744
Due from 5 to 10 years, amortized cost	610
Total, amortized cost	1,354	1,470
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	746
Due from 5 to 10 years, fair value	650
Total, fair value	SFr 1,396	SFr 1,477
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.80%
Due from 5 to 10 years, average yield (as a percent)	0.85%
Total, average yield (as a percent)	0.82%